Inventory (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Inventory
Amount of inventory recognized as an expense	$ 13,797	$ 11,581	$ 29,813	$ 19,855